INTEREST EXPENSE, NET (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest on long-term debt	CAD 44.3	CAD 33.1	CAD 34.5
Other	5.1	2.4	2.9
Interest Expense, Net	CAD 49.4	CAD 35.5	CAD 37.4